CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 328,302	$ 157,026
Short-term investments	63,951	30,287
Trade receivables (net of allowance for doubtful accounts of $ 9,554 and $ 7,499 at December 31, 2017 and 2016, respectively)	230,729	260,220
Prepaid expenses and other current assets	70,074	61,700
Total current assets	693,056	509,233
LONG-TERM ASSETS:
Long-term investments	132,820	98,726
Other long-term assets	19,496	18,701
Property and equipment, net	118,275	87,678
Deferred tax assets	11,850	14,093
Other intangible assets, net	551,347	618,735
Goodwill	1,318,242	1,284,710
Total long-term assets	2,152,030	2,122,643
Total assets	2,845,086	2,631,876
CURRENT LIABILITIES:
Current maturities of long-term loan		21,164
Trade payables	29,438	25,634
Deferred revenues and advances from customers	184,564	149,801
Accrued expenses and other liabilities	309,350	276,211
Total current liabilities	523,352	472,810
LONG-TERM LIABILITIES:
Deferred revenues and advances from customers	37,550	22,710
Accrued severance pay	17,250	16,885
Deferred tax liabilities	57,796	146,952
Long-term loan	447,642	444,016
Other long-term liabilities	11,935	17,171
Total long-term liabilities	572,173	647,734
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital-Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2017 and 2016; Issued: 73,455,167 and 72,323,566 shares at December 31, 2017 and 2016, respectively; Outstanding: 60,925,954 and 59,988,783 shares at December 31, 2017 and 2016, respectively	18,595	18,280
Additional paid-in capital	1,420,813	1,317,539
Treasury shares at cost - 12,529,213 and 12,334,783 Ordinary shares at December 31, 2017 and 2016, respectively	(507,705)	(488,573)
Accumulated other comprehensive loss	(32,914)	(46,824)
Retained earnings	850,772	710,910
Total shareholders' equity	1,749,561	1,511,332
Total liabilities and shareholders' equity	$ 2,845,086	$ 2,631,876